UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
September 14, 2021 to October 13, 2021

Commission File Number of issuing entity: 333-166711-01
Central Index Key Number of issuing entity: 0001536226

UBS-Citigroup Commercial Mortgage Trust 2011-C1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-166711
Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886
UBS Real Estate Securities Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256
Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Richard Simpson (212) 816-5343
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

45-4307653
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 816-6000
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-AB          [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Explanatory Note

This Form 10-D/A amends the Registrant's Asset-Backed Issuer Distribution Report on
Form 10-D (the "October 22, 2021 Form 10-D") filed by the Registrant on October 22, 2021
(SEC Accession No. 0001020242-21-000235). The purpose of this amendment is to file a revised version of the distribution report attached as Exhibit 99.1 to the October 22,
2021 Form 10-D. The distribution report has been revised due to the servicer providing revised data which affected the payments to Class B.  Effective upon the filing of this Form 10-D/A, Exhibit 99.1 of the October 22, 2021 Form 10-D is replaced and superseded in its entirety by Exhibit 99.1 to this Form 10-D/A.

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

During the distribution period from September 14, 2021 to October 13, 2021, no assets securitized by Citigroup Commercial Mortgage Securities
Inc. (the "Depositor") and held by UBS-Citigroup Commercial Mortgage
Trust 2011-C1 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor most recently filed a Form ABS-15G on February 09, 2021.
The CIK number of the Depositor is 0001258361.

Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on
February 16, 2021.  The CIK number of Natixis is 0001542256.

UBS Real Estate Securities Inc. ("UBS"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G on
May 11, 2021.  The CIK number of UBS is 0001541886.

Item 1A. Asset-Level Information.
Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.
Disclosure from Deutsche Bank Trust Company Americas, as trustee, as certificate administrator, and as custodian:

Deutsche Bank Trust Company Americas ("DBTCA") and Deutsche Bank National Trust
Company ("DBNTC") have been sued by investors in civil litigation concerning their role as trustees of certain residential mortgage-backed securities ("RMBS") trusts.

On June 18, 2014, a group of investors, including funds managed by Blackrock
Advisors, LLC, PIMCO-Advisors, L.P., and others, filed an action against DBNTC and DBTCA in New York State Supreme Court alleging that DBNTC and DBTCA failed to perform purported duties, as trustees for 544 private-label RMBS trusts, to enforce breaches of representations and warranties as to mortgage loans held by the trusts and to enforce breaches by servicers of their mortgage loan servicing obligations for the trusts.  During the course of the litigation, plaintiffs dismissed the case from New York State Supreme Court and refiled two separate cases, one in the U.S. District Court for the Southern District of New York
(the "BlackRock SDNY Case") and the other in the Superior Court of
California, Orange County (the "BlackRock California Case").  Pursuant to a
settlement among the parties, the BlackRock SDNY Case was dismissed on
December 6, 2018 and the BlackRock California Case was dismissed on January 11, 2019.

On September 27, 2017, DBTCA was added as a defendant to a case brought by certain special purpose entities including Phoenix Light SF Limited in the U.S. District Court for the Southern District of New York, in which the plaintiffs previously alleged incorrectly that DBNTC served as trustee for all 43 of the trusts at issue.  On September 27, 2017, plaintiffs filed a third amended complaint that names DBTCA as a defendant in addition to DBNTC.
DBTCA serves as trustee for one of the 43 trusts at issue.  DBNTC serves as trustee for the other 42 trusts at issue.  Plaintiffs' third amended complaint brings claims for violation of the U.S. Trust Indenture Act of 1939 ("TIA");
breach of contract; breach of fiduciary duty; negligence and gross negligence;
violation of the New York Streit Act ("Streit Act"); and breach of the covenant of good faith.  However, in the third amended complaint, plaintiffs acknowledge that, before DBTCA was added to the case, the court dismissed plaintiffs' TIA claims, negligence and gross negligence claims, Streit Act claims, claims for breach of the covenant of good faith, and certain theories of plaintiffs' breach of contract claims, and plaintiffs only include these claims to preserve any rights on appeal.  Plaintiffs allege damages of "hundreds of millions of dollars."
On November 13, 2017, DBNTC and DBTCA filed an answer to the third amended complaint.  On December 7, 2018, DBNTC and DBTCA filed a motion for summary judgment.  Also on December 7, 2018, plaintiffs, jointly with Commerzbank AG
(see description of Commerzbank case below), filed a motion for partial summary judgment.  As of March 8, 2019, both motions for summary judgment were fully briefed.  As of October 17, 2021, they were still awaiting decision by the court.
On October 13, 2021, the court ordered that DBNTC and DBTCA may file a supplemental motion for summary judgment relating to plaintiffs' standing.
Discovery is ongoing.

On November 30, 2017, DBTCA was added as a defendant to a case brought by
Commerzbank AG ("Commerzbank") in the U.S. District Court for the Southern
District of New York, in which Commerzbank previously alleged incorrectly that DBNTC served as trustee for all 50 of the trusts at issue.  On
November 30, 2017, Commerzbank filed a second amended complaint that names
DBTCA as a defendant in addition to DBNTC.  DBTCA serves as trustee for 1 of the 50 trusts at issue.  DBNTC serves as trustee for the other 49 trusts at issue.  Commerzbank's second amended complaint brings claims for violation of the TIA; breach of contract; breach of fiduciary duty; negligence;
violation of the Streit Act; and breach of the covenant of good faith.
However, in the second amended complaint, Commerzbank acknowledges that, before DBTCA was added to the case, the court dismissed Commerzbank's TIA claims for the trusts governed by pooling and servicing agreements, as well as its Streit Act claims and claims for breach of the covenant of good faith, and Commerzbank only includes these claims to preserve any rights on appeal.  The second amended complaint alleges that DBNTC and DBTCA caused
Commerzbank to suffer "hundreds of millions of dollars in losses," but the complaint does not include a demand for money damages in a sum certain.
On January 29, 2018, DBNTC and DBTCA filed an answer to the second amended complaint.  On December 7, 2018, DBNTC and DBTCA filed a motion for summary judgment.  Also on December 7, 2018, Commerzbank, jointly with the Phoenix
Light plaintiffs, filed a motion for partial summary judgment.  As of
March 8, 2019, both motions for summary judgment were fully briefed.  As of October 17, 2021, they were still awaiting decision by the court.  Discovery is ongoing.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche
Industriebank A.G. (collectively, "IKB"), as an investor in 37 RMBS trusts, filed a summons with notice in the Supreme Court of the State of New York,
New York County, against DBNTC and DBTCA as trustees of the trusts. On
May 27, 2016, IKB served its complaint asserting claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, violation of the Streit Act, violation of the TIA, violation of Regulation AB, and violation of Section 9 of the Uniform Commercial Code. IKB alleges that
DBNTC and DBTCA are liable for over U.S. $268 million in damages. On
October 5, 2016, DBNTC and DBTCA, together with several other trustees defending lawsuits by IKB, filed a joint motion to dismiss. On January 6, 2017, IKB filed a notice of discontinuance, voluntarily dismissing with prejudice all claims as to three trusts. On June 20, 2017, the parties filed a stipulation, voluntarily dismissing with prejudice all claims as to four additional trusts. On
January 27, 2021, the court granted in part and denied in part DBNTC and DBTCA's motion to dismiss. The court granted the motion to dismiss with respect to IKB's claims for violations of the Streit Act, Regulation AB, and Section 9 of the
Uniform Commercial Code, as well as certain aspects of IKB's claims for breach of contract, breach of fiduciary duty, and violation of the TIA. The court denied the remainder of the motion to dismiss. IKB's remaining claims for breach of contract, breach of fiduciary duty, breach of duty to avoid conflicts of interest, and violation of the TIA will proceed. On May 10, 2021, DBNTC and
DBTCA filed a notice of appeal with the New York Supreme Court Appellate
Division, First Department, regarding certain aspects of the court's order on the motion to dismiss. On May 20, 2021, IKB filed a notice of cross appeal with respect to other aspects of that order. On June 2, 2021, IKB filed a motion for re-argument regarding certain aspects of that order, which the court denied on August 3, 2021.  On May 13, 2021, DBNTC and DBTCA filed an answer to the complaint. Discovery is ongoing.

It is DBTCA's belief that it has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties under the Pooling and Servicing Agreement for this transaction.

Item 3.  Sales of Securities and Use of Proceeds.
None

Item 4.  Defaults Upon Senior Securities.
None

Item 5.  Submission of Matters to a Vote of Security Holders.
None

Item 6.  Significant Obligors of Pool Assets.
With respect to the Trinity Centre Mortgage Loan, based on
information provided by the Trinity Centre Mortgage Loan Borrower, the net operating income for the Trinity Centre Mortgaged Property was $14,076,212.00, for the period of January 1, 2015 through
September 30, 2015.  The Trinity Centre Mortgage Loan was
defeased on November 6, 2015.

With respect to the Poughkeepsie Galleria Mortgage Loan, based on information provided by the Poughkeepsie Galleria Mortgage Loan
Borrower, the net operating income for the Poughkeepsie Galleria
Mortgaged Property was $4,830,299.50, a year-to-date figure for
the period of  January 1, 2021 through June 30, 2021.   There is
no material update at this time.

Item 7.  Change in Sponsor Interest in Securities.
None

Item 8.  Significant Enhancement Provider Information.
None

Item 9.  Other Information.
None

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D/A:

(99.1)   Monthly Report distributed to holders of the
         certificates issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the October 13, 2021 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

Exhibit Number     Description

EX-99.1            Monthly Report distributed to holders of the certificates
                   issued by UBS-Citigroup Commercial Mortgage Trust 2011-C1, relating to the October 13, 2021 distribution.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Name: Richard Simpson
Title: President

Date:    November 29, 2021